Subsequent Events (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 12, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($)	Dec. 31, 2020 shares	Mar. 31, 2021 shares	Dec. 31, 2019 shares
Subsequent Events (Textual)
Convert amount to shares			150,000
Common stock, shares, issued			151,366,000	211,451,000	6,337,500
Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate of investment | $		$ 200.0
Exchange ratio	9.08
Subsequent Event [Member] | Sponsors [Member]
Subsequent Events (Textual)
Private Warrants	75,000
Common stock, shares, issued	150,000
Subsequent Event [Member] | Sponsors [Member] | Working Capital Loans [Member]
Subsequent Events (Textual)
Debt instrument, face amount | $	$ 1.5
Subsequent Event [Member] | PIPE Shares [Member]
Subsequent Events (Textual)
Sale of stock, number of shares issued in transaction	28,318,478
Sale of stock, price per share | $ / shares	$ 10.00
Sale of stock, price per share | $ / shares	11.50
Sale of stock, price per share | $ / shares	$ 16.00
Sale of stock, consideration received per transaction | $	$ 320.0